Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related Party Transactions

NOTE 15. RELATED PARTY TRANSACTIONS
(a)Transactions with Key Management Personnel and Certain Board Members
Related parties, including key management personnel and certain board members, hold 85.1 million Redeemable Units of Cresco Labs, LLC, which accounts for a deficit of $71.5 million in Non-controlling interests as of December 31, 2023. During the years ended December 31, 2023 and 2022, 71.2% and 74.4%, respectively, of required tax distribution payments to holders of Cresco Labs, LLC were made to related parties including to key management personnel and certain board members.
(b)Related Parties – Leases
For the years ended December 31, 2023 and 2022, the Company had lease liabilities for real estate lease agreements in which the lessors have a minority interest in SLO Cultivation, Inc. (“SLO”) and MedMar Inc. (“MedMar”). The lease liabilities were incurred in January 2019 and May 2020 and expire in 2027 through 2030, except for the leases associated with SLO minority interest holders (“SLO Leases”). During the second quarter of 2022, the Company exercised its early termination right to reduce the SLO Leases term to 180 days. This early termination resulted in a reduction in lease liability and ROU assets. The remaining liability for the SLO Leases expired in the fourth quarter of 2022.
The Company has liabilities for real estate leases and other financing agreements in which the lessor is Clear Heights Properties where Dominic Sergi, MVS shareholder as of December 31, 2023, is Chief Executive Officer. The liabilities were incurred by entering into operating leases, finance leases and other financing transactions with terms that will expire in 2030. During the years ended December 31, 2023 and 2022, the Company received tenant improvement allowance reimbursements of $nil and $1.4 million, respectively. The Company expects to receive further reimbursements of $0.7 million within the next twelve months.

Below is a summary of the expense resulting from the related party lease liabilities for the years ended December 31, 2023 and 2022:

($ in thousands)	Classification	2023	2022
Operating Leases
Lessor has minority interest in SLO	Rent expense	$—	$513
Lessor has minority interest in MedMar	Rent expense	288	288
Lessor is an MVS shareholder	Rent expense	1,187	1,187

Finance Leases
Lessor has minority interest in MedMar	Depreciation expense	$306	$306
Lessor has minority interest in MedMar	Interest expense	246	270
Lessor is an MVS shareholder	Depreciation expense	90	81
Lessor is an MVS shareholder	Interest expense	69	76
Additionally, below is a summary of the ROU assets and lease liabilities attributable to related party leases as of December 31, 2023 and 2022:

	December 31, 2023		December 31, 2022
($ in thousands)	ROU Asset	Lease Liability	ROU Asset	Lease Liability
Operating Leases
Lessor has minority interest in MedMar	$1,294	$1,345	$1,415	$1,456
Lessor is an MVS shareholder	5,332	5,429	5,849	5,907

Finance Leases
Lessor has minority interest in MedMar	$1,729	$2,210	$2,034	$2,452
Lessor is an MVS shareholder	583	502	596	555

The Company has other financing liabilities with related parties associated with certain properties. For both years ended December 31, 2023 and 2022, the Company recorded interest expense on those financing liabilities of $0.3 million. As of December 31, 2023 and 2022, the Company had financing liabilities totaling $1.4 million and $1.5 million, respectively. All of these financing liabilities are due to an entity controlled by an MVS shareholder.